Goodwill and Intangible Assets -Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remaining portion of 2026	$ 74,301
2026 and 2027	148,102	$ 142,040
2027 and 2028	148,002	142,002
2028 and 2029	147,891	141,902
2029 and 2030	146,558	141,789
2030		140,446
Thereafter		1,684,900
Thereafter	1,746,547
Amortized intangible assets, Net Book Value	$ 2,411,401	$ 2,393,079	$ 2,412,621